Financial assets at fair value through profit or loss - Movements (Details) - Financial assets measured at FVPL	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of financial assets [line items]
Additions during the year	$ 10,000,000
Fair value loss on financial assets at fair value through profit or loss	(94,000)
Balance at the end	$ 9,906,000